SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Financial Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Cash Flow Statement [Abstract]
Long-term debt	$ 0	$ 0	$ 1	$ (199)
Other long-term debt	0	(61)	0	0
Bank advances	0	(2)	0	0
Accrued interest on long-term debt	(8)	(9)	(1)	(7)
Net decrease in financial liabilities	$ (8)	$ (72)	$ 0	$ (206)